Average Annual Total Returns (Invesco Balanced Risk Retirement Now Fund)	12 Months Ended
May 02, 2011
Return Before Taxes | Class Institutional, Invesco Balanced-Risk Retirement Now Fund
Average Annual Total Returns
Column	Institutional Class: Inception (01/31/07)
Label	Return Before Taxes
1 Year	8.00%
Since Inception	1.61%
Inception Date	Jan. 31, 2007
Return After Taxes on Distributions | Class Institutional, Invesco Balanced-Risk Retirement Now Fund
Average Annual Total Returns
Column	Institutional Class: Inception (01/31/07)
Label	Return After Taxes on Distributions
1 Year	6.73%
Since Inception	(0.23%)
Inception Date	Jan. 31, 2007
Return After Taxes on Distributions and Sale of Fund Shares | Class Institutional, Invesco Balanced-Risk Retirement Now Fund
Average Annual Total Returns
Column	Institutional Class: Inception (01/31/07)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	5.19%
Since Inception	0.33%
Inception Date	Jan. 31, 2007
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
Since Inception	(1.22%)
Inception Date	Jan. 31, 2007
Custom Balanced-Risk Allocation Broad Index
Average Annual Total Returns
Label	Custom Balanced-Risk Allocation Broad Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	12.14%
Since Inception	2.22%
Inception Date	Jan. 31, 2007
Custom Balanced-Risk Retirement Now Index
Average Annual Total Returns
Label	Custom Balanced-Risk Retirement Now Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	6.25%
Since Inception	2.94%
Inception Date	Jan. 31, 2007
Lipper Mixed-Asset Target Allocation Conservative Funds Index
Average Annual Total Returns
Label	Lipper Mixed-Asset Target Allocation Conservative Funds Index
1 Year	9.99%
Since Inception	3.91%
Inception Date	Jan. 31, 2007